Additional information on operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Depreciation, Amortization and Impairment Charges
Depreciation, amortization and impairment charges are included in the following line items of the 2019 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill
Cost of sales	2 751	86	11	—
Distribution expenses	155	4	191	—
Sales and marketing expenses	379	247	160	—
Administrative expenses	277	290	98	—
Other operating expenses	8	—	—	—
Depreciation, amortization and impairment	3 570	627	460	—
Depreciation, amortization and impairment charges are included in the following line items of the 2018 restated consolidated income statement
:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill
Cost of sales	2 807	67	—	—
Distribution expenses	166	3	186	—
Sales and marketing expenses	414	165	153	—
Administrative expenses	285	254	116	—
Other operating expenses	8	—	—	—
Depreciation, amortization and impairment	3 680	489	455	—

Depreciation, amortization and impairment charges are included in the following line items of the 2017 restated consolidated income statement:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill
Cost of sales	2 791	40	—	—
Distribution expenses	197	4	171	—
Sales and marketing expenses	416	196	137	—
Administrative expenses	335	245	83	—
Other operating expenses	4	—	—	—
Exceptional items	—	—	—	6
Depreciation, amortization and impairment	3 743	485	391	6